CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY - USD ($)	Ordinary Shares [Member]	Additional Paid-in Capital [Member]	Retained Earnings Statutory [Member]	Retained Earnings [Member]	AOCI Attributable to Parent [Member]	Total Z J K Industrial Co Ltd Shareholders Equity [Member]	Noncontrolling Interest [Member]	Total
Beginning balance, value at Dec. 31, 2022	$ 1,000	$ 1,792,559	$ 360,780	$ 12,875,397	$ (556,538)	$ 14,473,198	$ (603)	$ 14,472,595
Beginning balance , shares at Dec. 31, 2022	60,000,000
Net income/(loss)				7,691,085		7,691,085	(1,246)	7,689,839
Appropriation to statutory reserve			1,922,400	(1,922,400)
Foreign currency translation adjustment					(460,025)	(460,025)	19	(460,006)
Ending balance, value at Dec. 31, 2023	$ 1,000	1,792,559	2,283,180	18,644,082	(1,016,563)	21,704,258	(1,830)	21,702,428
Ending balance, shares at Dec. 31, 2023	60,000,000
Net income/(loss)				3,682,723		3,682,723	(19,894)	3,662,829
Issuance of ordinary shares upon IPO	$ 23	6,906,222				6,906,245		6,906,245
Issuance of ordinary shares upon IPO, shares	1,381,249
Appropriation to statutory reserve			374,932	(374,932)
Foreign currency translation adjustment					(618,728)	(618,728)	332	(618,396)
Offering costs		(1,638,731)				(1,638,731)		(1,638,731)
Capital injection from a non-controlling shareholder of a subsidiary							52,500	52,500
Ending balance, value at Dec. 31, 2024	$ 1,023	7,060,050	2,658,112	21,951,873	(1,635,291)	30,035,767	31,108	30,066,875
Ending balance, shares at Dec. 31, 2024	61,381,249
Net income/(loss)				10,185,035		10,185,035	(31,233)	10,153,802
Appropriation to statutory reserve			4,003	(4,003)
Foreign currency translation adjustment					1,330,423	1,330,423	(1,925)	1,328,498
Capital injection from a non-controlling shareholder of a subsidiary							127,249	127,249
Share-based compensation -non-employee	$ 30	1,750,912				1,750,942		1,750,942
Share-based compensation -non-employee ,shares	1,800,000
Share-based compensation -employee	$ 10	166,852				166,862		166,862
Share-based compensation employee ,shares	641,000
Ending balance, value at Dec. 31, 2025	$ 1,063	$ 8,977,814	$ 2,662,115	$ 32,132,905	$ (304,868)	$ 43,469,029	$ 125,199	$ 43,594,228
Ending balance, shares at Dec. 31, 2025	63,822,249